ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2014
ORGANIZATION AND PRINCIPAL ACTIVITIES [Abstract]
Schedule of the Company's Major Subsidiaries and VIEs
Name	Date of incorporation or establishment	Place of Incorporation (or establishment) /operation	Principal activity

Subsidiaries

Beijing Ambow Online Software Co., Ltd. (“Ambow Online”)	August 24, 2000	PRC	Software product and Investment holding

Ambow Education Co., Ltd.	January 25, 2005	Cayman Islands	Investment holding

Ambow Education Ltd.	June 6, 2007	Cayman Islands	Investment holding

Ambow Education (Hong Kong) Ltd.	December 17, 2007	Hong Kong	Investment holding

Beijing Ambow Chuangying Education and Technology Co., Ltd.	January 18, 2008	PRC	Investment holding

Wenjian Gongying Venture Investment Enterprise	July 20, 2009	PRC	Investment holding

Ambow (Dalian) Education and Technology Co., Ltd	March 10, 2009	PRC	Career enhancement and Investment holding

Ambow Education Management (Hong Kong ) Ltd	November 9, 2009	Hong Kong	Investment holding

Ambow Education Management Ltd.	June 6, 2007	Cayman Islands	Investment holding

Beijing Ambow Shengying Education and Technology Co., Ltd.	October 13, 2008	PRC	Investment holding

Tianjin Ambow Yuhua Software Information Co., Ltd. (“Ambow Yuhua”)	March 31, 2010	PRC	Software product and Investment holding

Variable interest entities ( “ VIEs ”)

Beijing Normal University Ambow Education Technology Co., Ltd.( “Ambow Shida”)	July 30, 2004	PRC	Investment holding

Shanghai Ambow Education Information Consulting Co., Ltd. (“Ambow Shanghai”)	May 16, 2006	PRC	Investment holding

Ambow Sihua Education and Technology Co., Ltd. (“Ambow Sihua”)	April 17, 2007	PRC	Investment holding

Suzhou Wenjian Venture Investment Management Consulting Co., Ltd. (“Suzhou Wenjian”)	February 25, 2009	PRC	Investment holding

Name	Date of incorporation or establishment	Place of Incorporation (or establishment) /operation	Principal activity
Subsidiaries of VIEs

Beijing Jinghan Education and Technology Co., Ltd. (" Beijing JH Tutoring")	January 21, 2009	PRC	Tutoring

Hebei Yuanlong Corporate Management Co., Ltd. (“Hebei YL Career Enhancement”)	January 13, 2011	PRC	Career Enhancement

Beijing Genesis Education Group (“Genesis Career Enhancement”)	May 1, 2011	PRC	Career Enhancement

Changsha Newer Education Consulting Co., Ltd.(“Changsha Career Enhancement”)	September 16, 2002	PRC	Career Enhancement

Kunshan Ambow Education Technology Co., Ltd	August 28, 2008	PRC	Career Enhancement

Shanghai Hero Further Education Institute	January 9, 2009	PRC	Career Enhancement

Beijing Century Passion Consulting Co., Ltd.(“Beijing Century Tutoring”)	April1, 2002	PRC	Tutoring

Shanghai Tongguo Education Technology Co., Ltd	June 1, 2014	PRC	Career Enhancement

Schools of VIEs

Changsha Study School (“Changsha Tutoring”)	June 1, 1984	PRC	Tutoring

Beijing Intelligent Training School (“Beijing YZ Tutoring”)	December 30, 1994	PRC	Tutoring

Hunan Changsha Tongsheng Lake Experimental School (“Changsha K-12”)	June 18, 1999	PRC	K-12 School

Shenyang Universe High School (“Shenyang K-12”)	December 8, 2003	PRC	K-12 School

Shuyang Galaxy School (“Shuyang K-12”)	November 1, 2008	PRC	K-12 School

Beijing Haidian Ambow Xinganxian Training School	March 28, 2005	PRC	Tutoring

Beijing Huairou Xinganxian Training School	March 10, 2011	PRC	Tutoring

Schedule of Consolidated Financial Information of the Group's VIEs and Non-VIEs were Included in the Accompanying Consolidated Financial Statements of the Group

	As of December 31,
	2013	2014
	RMB	RMB
Total assets	1,654,036	1,264,577
Total liabilities	1,069,031	1,179,550

	Years ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Net revenue	662,134	534,545	403,643
Net loss	(852,927)	(479,323)	(550,911)

Schedule of the Group's Cash and Cash Equivalents Held by Foreign Banks or Foreign Currency in PRC Banks
US$
Cayman Island	17
Hong Kong	16
Non-VIEs in PRC	335
Total US$	368

Schedule of Cash and Cash Equivalents Held by Group''s VIEs and Non-VIE in PRC by RMB currency
RMB
VIEs in PRC	110,353
Non-VIEs in PRC	67,678
Total RMB	178,031